UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21213

        Nuveen Insured Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Tax-Fee Advantage Municipal Fund (NEA)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 8.9% (5.9% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	AA	$ 969,520
	Series 2006C-2, 5.000%, 11/15/36 (UB)
5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Baa3	4,802,905
	Series 2003, 5.750%, 6/01/27
3,100	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 1998A, 5.400%, 6/01/22	5/12 at 102.00	A (4)	3,513,323
	(Pre-refunded 5/14/12) – MBIA Insured
6,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%,	8/12 at 100.00	AAA	6,849,910
	2/01/32 (Pre-refunded 8/01/12) – FGIC Insured
1,750	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.000%, 5/01/21 – AMBAC Insured	5/12 at 101.00	AA	1,855,105
4,500	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	A2	4,555,575
22,285	Total Alabama			22,546,338
	Arizona – 5.3% (3.5% of Total Investments)
10,000	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	Baa2	8,428,300
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
6,545	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	5,011,114
	7/01/37 – FGIC Insured
16,545	Total Arizona			13,439,414
	California – 25.1% (16.7% of Total Investments)
26,300	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A–	23,886,711
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
250	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 – SYNCORA GTY Insured	4/12 at 100.00	Baa1	245,955
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A	4,728
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AAA	8,625,396
	4/01/14) – AMBAC Insured
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing	8/12 at 102.00	A	2,577,009
	Set-Aside, Series 2002D, 5.000%, 8/01/26 – MBIA Insured
250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	135,185
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
8,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	6,663,280
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
2,500	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	N/R	2,176,675
	Series 2003C, 5.000%, 9/02/23 – AMBAC Insured
4,000	Montara Sanitation District, California, General Obligation Bonds, Series 2003, 5.000%,	8/11 at 101.00	A+	4,001,440
	8/01/28 – FGIC Insured
	Plumas County, California, Certificates of Participation, Capital Improvement Program,
	Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/13 at 101.00	A–	1,115,333
1,255	5.250%, 6/01/21 – AMBAC Insured	6/13 at 101.00	A–	1,208,967
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement	3/13 at 100.00	A	1,201,699
	Projects, Series 2003A, 5.000%, 3/01/23 – AMBAC Insured
3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	A+	3,677,700
	5.000%, 8/15/28 – MBIA Insured
1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A,	5/13 at 100.00	AAA	1,501,920
	5.000%, 5/01/28 – FSA Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	1/13 at 100.00	A	1,024,057
	1/01/28 – MBIA Insured
6,300	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A,	5/13 at 100.00	AA	6,196,239
	5.000%, 5/15/33 – AMBAC Insured (UB)
67,910	Total California			64,242,294

	Colorado – 5.8% (3.8% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 – FSA Insured	12/13 at 100.00	AAA	4,341,022
3,750	5.500%, 12/01/28 – FSA Insured	12/13 at 100.00	AAA	3,768,338
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	1,331,100
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/24 – SYNCORA GTY Insured
4,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AAA	4,220,460
	Series 2006C-1, Trust 1090, 13.946%, 10/01/41 – FSA Insured (IF)
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	623,760
	9/01/30 – NPFG Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	A	425,140
	NPFG Insured
19,900	Total Colorado			14,709,820
	District of Columbia – 0.2% (0.1% of Total Investments)
665	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	568,336
	Revenue Bonds, Series 2007, Residuals 1606, 11.216%, 10/01/30 – AMBAC Insured (IF)
	Florida – 2.3% (1.5% of Total Investments)
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2008, Trust	6/18 at 101.00	AAA	2,488,150
	2929, 16.570%, 6/01/38 – AGC Insured (IF)
3,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,	5/13 at 100.00	Aa3 (4)	3,453,480
	Series 2003, 5.500%, 11/15/27 (Pre-refunded 5/15/13)
5,500	Total Florida			5,941,630
	Georgia – 1.4% (0.9% of Total Investments)
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	AAA	1,433,674
	FSA Insured
1,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second	1/13 at 100.00	AA+ (4)	2,050,899
	Indenture Series 2002, 5.000%, 7/01/32 (Pre-refunded 1/01/13) – MBIA Insured
3,235	Total Georgia			3,484,573
	Illinois – 3.5% (2.3% of Total Investments)
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
3,285	5.125%, 12/01/20 – FSA Insured	12/14 at 100.00	Aa3	3,510,044
2,940	5.125%, 12/01/23 – FSA Insured	12/14 at 100.00	Aa3	3,087,528
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	2,362,950
	5.250%, 7/01/23
8,725	Total Illinois			8,960,522
	Indiana – 9.3% (6.1% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 –	7/13 at 100.00	N/R	2,482,575
	AMBAC Insured
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%,	8/13 at 100.00	A	2,240,304
	8/01/19 – MBIA Insured
1,860	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	1,768,432
	MBIA Insured
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	Aa1	1,039,930
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 (Pre-refunded 7/15/13) – MBIA Insured	7/13 at 100.00	AA (4)	12,586,602
3,000	5.000%, 7/15/20 (Pre-refunded 7/15/13) – MBIA Insured	7/13 at 100.00	AA (4)	3,426,480
21,570	Total Indiana			23,544,323
	Kansas – 2.0% (1.4% of Total Investments)
5,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/13 at 102.00	AA	5,201,600
	Development Facilities Projects, Series 2003C, 5.000%, 10/01/22 – AMBAC Insured
	Kentucky – 0.4% (0.3% of Total Investments)
985	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series	8/13 at 100.00	Aa3 (4)	1,126,279
	2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – MBIA Insured
	Louisiana – 2.2% (1.5% of Total Investments)
5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27 –	12/12 at 100.00	Baa3	5,658,482
	FGIC Insured

	Massachusetts – 0.4% (0.3% of Total Investments)
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,150,076
	5.125%, 9/01/23
	Michigan – 12.1% (7.9% of Total Investments)
6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+ (4)	6,929,352
	7/01/23 (Pre-refunded 7/01/13) – MBIA Insured
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C,	7/13 at 100.00	A+	4,308,279
	5.000%, 7/01/22 – MBIA Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	966,000
	2006A, 5.000%, 12/01/31 (UB)
10,800	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	Baa1	9,902,304
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
2,250	Romulus Community Schools, Wayne County, Michigan, General Obligation Refunding Bonds, Series	5/11 at 100.00	AA–	2,292,728
	2001, 5.250%, 5/01/25
6,500	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A	6,117,605
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – MBIA Insured
31,145	Total Michigan			30,516,268
	Missouri – 1.3% (0.8% of Total Investments)
240	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	252,298
	2004, 5.250%, 3/01/24 – FSA Insured
215	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	228,152
	2004, 5.250%, 3/01/23 – FSA Insured
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds,
	Series 2004:
1,110	5.250%, 3/01/23 (Pre-refunded 3/01/14) – FSA Insured	3/14 at 100.00	AAA	1,285,103
1,260	5.250%, 3/01/24 (Pre-refunded 3/01/14) – FSA Insured	3/14 at 100.00	AAA	1,458,765
2,825	Total Missouri			3,224,318
	Nebraska – 2.0% (1.3% of Total Investments)
5,000	Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding Bonds, Series 2003, 5.000%,	6/13 at 100.00	AA+	5,054,050
	6/15/28 – MBIA Insured
	New Mexico – 0.8% (0.6% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AA	2,131,361
	New York – 12.3% (8.2% of Total Investments)
2,020	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,612,687
	2/15/47 – MBIA Insured
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	24,471,999
	Series 2002F, 5.000%, 11/15/31 – MBIA Insured
1,850	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,922,224
	2005B, 5.000%, 3/15/25 – FSA Insured (UB)
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	3,332,165
	Option Bond Trust 09-6W, 12.592%, 3/15/37 (IF)
32,205	Total New York			31,339,075
	North Carolina – 2.2% (1.5% of Total Investments)
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series	10/13 at 100.00	BBB–	5,573,046
	2003, 5.375%, 10/01/33 – RAAI Insured
	Ohio – 0.7% (0.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
65	5.125%, 6/01/24	6/17 at 100.00	BBB	53,544
710	5.875%, 6/01/30	6/17 at 100.00	BBB	500,209
685	5.750%, 6/01/34	6/17 at 100.00	BBB	442,859
1,570	5.875%, 6/01/47	6/17 at 100.00	BBB	901,384
3,030	Total Ohio			1,897,996
	Oklahoma – 0.4% (0.3% of Total Investments)
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,042,020
	7/01/24 – AMBAC Insured
	Oregon – 3.0% (2.0% of Total Investments)
8,350	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 – MBIA Insured	1/13 at 100.00	A	7,537,879
	Pennsylvania – 9.5% (6.1% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AAA	3,468,600
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
3,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	2,383,780
	6/01/33 – FSA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 5.000%, 8/01/32 – FSA Insured (UB)	8/13 at 100.00	AAA	1,970,440
925	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	8/09 at 100.00	AAA	950,484
	8/01/27 – AMBAC Insured (ETM)
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	14,800,629
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured
22,425	Total Pennsylvania			23,573,933
	Puerto Rico – 0.4% (0.3% of Total Investments)
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,122,900
	8/01/43 – NPFG Insured
	South Carolina – 7.0% (4.7% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AAA	5,150,850
	Series 2004A, 5.250%, 11/01/23 – FSA Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
3,000	5.000%, 12/01/22 (UB)	12/13 at 100.00	AA	3,050,490
1,785	5.000%, 12/01/23 (UB)	12/13 at 100.00	AA	1,810,543
8,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A1	7,845,440
	10/01/33 – AMBAC Insured
17,785	Total South Carolina			17,857,323
	Texas – 12.0% (8.0% of Total Investments)
7,975	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds,	8/10 at 100.00	AAA	8,060,412
	Series 2000, 5.000%, 8/15/25
12,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	14,166,999
	Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – FSA Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	2,062,960
	5/15/25 – MBIA Insured
5,515	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%, 3/01/20 – MBIA Insured	3/12 at 100.00	AA	5,817,167
465	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	489,492
	Obligation Bonds, Series 2002A, 5.125%, 2/15/18
28,455	Total Texas			30,597,030
	Virginia – 0.6% (0.4% of Total Investments)
1,500	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28 –	1/13 at 100.00	A1	1,507,740
	AMBAC Insured
	Washington – 11.7% (7.8% of Total Investments)
4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project,	12/12 at 100.00	AAA	4,965,720
	Series 2002, 5.000%, 12/01/31 – MBIA Insured
5,250	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	5,274,465
	Series 2002C, 5.125%, 7/01/33 – AMBAC Insured
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, 12.406%, 1/01/31 –	1/17 at 100.00	AAA	5,175,500
	FSA Insured (IF)
2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	A1	2,159,104
	Center, Series 2003, 5.000%, 7/01/23 – MBIA Insured
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aa1	2,131,577
	Series 2003, 5.250%, 12/01/17 – FGIC Insured
9,670	Washington State, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 – MBIA Insured	6/13 at 100.00	AA+	10,148,472
28,935	Total Washington			29,854,838

	West Virginia – 1.3% (0.8% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,181,620
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
	Wisconsin – 6.7% (4.5% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series	3/14 at 100.00	Aa3	1,331,955
	2004C, 5.250%, 3/01/24 – FSA Insured
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (5)	5,383,659
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	A1	3,125,730
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	2,666,807
	Services Inc., Series 2003A, 5.125%, 8/15/33
4,750	Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds, Wausau	8/09 at 101.00	A	4,620,420
	Hospital Inc., Series 1998A, 5.125%, 8/15/20 – AMBAC Insured
17,145	Total Wisconsin			17,128,571
$ 402,705	Total Investments (cost $385,416,797) – 150.8%			383,713,655
	Floating Rate Obligations – (4.8)%			(12,125,000)
	Other Assets Less Liabilities – 2.0%			4,798,474
	Auction Rate Preferred Shares, at Liquidation Value – (48.0)% (5)			(122,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 254,387,129

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$383,713,655	$ —	$383,713,655

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $373,129,881.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 15,465,167
Depreciation	(17,003,971)
Net unrealized appreciation (depreciation) of investments	$ (1,538,804)

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Tax-Free Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009